CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total JA Solar Holdings shareholders' equity CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	(Accumulated Deficit)/Retained earnings CNY (¥)	Accumulated other comprehensive Income/(loss) CNY (¥)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013	¥ 4,620,262	¥ 170	¥ 5,327,177	¥ 410,150	¥ (1,123,724)	¥ 6,489	¥ 83,817
Balance at Dec. 31, 2013									¥ 4,704,079
Balance (in shares) at Dec. 31, 2013 | shares		227,499,837
Increase (Decrease) in Shareholders' Equity
Share based compensation	16,281		16,281						16,281
Exercise of stock options	2,171		2,171						2,171
Exercise of stock options (in shares) | shares		268,750
Vesting of restricted share units (in shares) | shares		85,000
Statutory reserves				26,657	(26,657)
Exercise of warrants (Note 22)	293,090	¥ 16	293,074						293,090
Exercise of warrants (Note 22) (in shares) | shares		24,448,330
Net income	423,771				423,771		22,879		446,650
Other comprehensive loss for foreign currency translation adjustment	4,597					4,597			4,597
Balance at Dec. 31, 2014	5,360,172	¥ 186	5,638,703	436,807	(726,610)	11,086	106,696
Balance at Dec. 31, 2014									5,466,868
Balance (in shares) at Dec. 31, 2014 | shares		252,301,917
Increase (Decrease) in Shareholders' Equity
Share based compensation	9,405		9,405						9,405
Exercise of stock options	1,196		1,196						1,196
Exercise of stock options (in shares) | shares		140,000
Vesting of restricted share units (in shares) | shares		267,500
Statutory reserves				116,337	(116,337)
Repurchase of shares	(139,753)	¥ (10)			(139,743)			$ (22,441)	¥ (139,753)
Shares repurchase (Note 31) (in shares) | shares		14,855,815						(14,855,815)	(14,855,815)
Net income	623,713				623,713		(9,243)		¥ 614,470
Other comprehensive loss for foreign currency translation adjustment	(35,038)					(35,038)			(35,038)
Balance at Dec. 31, 2015	5,819,695	¥ 176	5,649,304	553,144	(358,977)	(23,952)	97,453		5,819,695
Balance at Dec. 31, 2015									¥ 5,917,148
Balance (in shares) at Dec. 31, 2015 | shares		237,853,602						237,853,602	237,853,602
Increase (Decrease) in Shareholders' Equity
Share based compensation	2,253		2,253						¥ 2,253
Statutory reserves				112,609	(112,609)
Capital injection by non-controlling interests							200		200
Liquidation of a subsidiary							(133,364)		(133,364)
Net income	683,699				683,699		35,911		719,610
Other comprehensive loss for foreign currency translation adjustment	(44,517)					(44,517)			(44,517)
Balance at Dec. 31, 2016	¥ 6,461,130	¥ 176	¥ 5,651,557	¥ 665,753	¥ 212,113	¥ (68,469)	¥ 200		6,461,130
Balance at Dec. 31, 2016									¥ 6,461,330
Balance (in shares) at Dec. 31, 2016 | shares		237,853,602						237,853,602	237,853,602